Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Total other payables	$ 1,498,865	$ 1,965,237
Yulong Zhu [Member]
Related Party Transaction [Line Items]
Relationship	Founder	Founder
Nature of transactions	Loan for operating cash flows	Loan for operating cash flows
Total other payables	$ 1,047,631	$ 1,488,794
Henan Yuliang Hotel Co., Ltd.[Member]
Related Party Transaction [Line Items]
Relationship	Owned by founder	Owned by founder
Nature of transactions	Loan for operating cash flows	Loan for operating cash flows
Total other payables		$ 15,050
Lei Zhu [Member]
Related Party Transaction [Line Items]
Relationship	Relative of founder	Relative of founder
Nature of transactions	Loan for operating cash flows	Loan for operating cash flows
Total other payables	$ 452,120	$ 461,393